Note 8 - Amounts Receivable	12 Months Ended
Dec. 31, 2021
Statement Line Items [Line Items]
Disclosure of trade and other receivables [text block]

8. Amounts Receivable

	2021	2020
Gold and copper concentrate sales receivable	$31,916	$22,985
Molybdenum sales receivable	29,364	21,606
Consumption and income tax receivable(1)	11,688	19,636
Other receivables	3,873	1,881
Total amounts receivable	$76,841	$66,108

(1)

Includes the current portion of value-added tax (“VAT”) receivable of $8.2 million (December 31, 2020 - $16.1 million) at the Öksüt Mine. The non-current portion of VAT receivable is included in other assets (note 12).